Cover	Apr. 01, 2024
Cover [Abstract]
Entity Registrant Name	VEMANTI GROUP, INC.
Entity Central Index Key	0001605057
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 01, 2024
Entity Ex Transition Period	false
Entity File Number	000-56266
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-5317552
Entity Address Address Line 1	7545 Irvine Center Dr.
Entity Address Address Line 2	Ste 200
Entity Address City Or Town	Irvine
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92618
City Area Code	949
Local Phone Number	559-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false